Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories - Schedule of Inventories, Current	Inventories consisted of the following:
	As at December 31,	As at December 31,
USD'000	2022	2021
Raw materials	4,523	950
Work in progress	2,987	1,760
Total inventories	7,510	2,710
Inventories consisted of the following:
	As at December 31,	As at December 31,
USD'000	2021	2020
Raw materials	950	543
Work in progress	1,760	1,931
Total inventories	2,710	2,474

SEALS Corp
Inventories - Schedule of Inventories, Current	Inventories consisted of the following:
	As at June 30,	As at December 31,
USD'000	2023 (unaudited)	2022
Raw materials	3,182	4,523
Work in progress	6,152	2,987
Total inventories	9,334	7,510